UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 3, 2004

Check here if Amendment [  ];        Amendment Number: ___

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:   SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
        ---------------------------------------
Address: 3060 PEACHTREE ROAD, NW SUITE 1555
         ----------------------------------
         ATLANTA GA  30066
         --------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:    MICHAEL MCCARTHY
         -------------------
Title:   PRINCIPAL
         -------------------
Phone:   404-842-9600
         -------------------

Signature,                 Place, and               Date of Signing:

_______________________    _______________          ________________________


    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number               Name

 28- _________________              ___________________________________-
 [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management   06/30/2004

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41


Form 13F Information Table Value Total      $1,551,306 (THOUSANDS)


List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____   28-_____________________           __________________________

         [Repeat as necessary.]

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                                               FORM 13F
                                                                                                                  (SEC USE ONLY)
                            Name of Reporting Manager : Shapiro Capital Management Company, Inc

        Item 2     Item 3:      Item 4:       Item 5:            Item 6                    Item 7                   Item 8
       Title:      CUSIP         Fair        Shares of    Investment Discretion           Manager's       Voting Authority (shares)
       of Class    Number     Market Value   Principal          (b) Shared  (c)Shared  See Instr V  (a) Sole   (b)Shared   (c) None
                                             Amount    (a) Sole  As defined    Other

        Common  826428104     $97,245,330  10,865,400    a                                           9,575,700   1,289,700
        Common  449669100     $95,655,434   5,500,600    a                                           4,869,300     631,300
        Common  410768105     $89,653,759   6,665,707    a                                           5,805,984     859,723
        Common  93317Q105     $88,759,483   5,540,542    a                                           4,883,092     657,450
        Common  018804104     $82,122,700   1,357,400    a                                           1,200,650     156,750
        Common  886423102     $80,653,855   2,477,845    a                                           2,195,995     281,850
        Common  859152100     $79,919,302   3,642,630    a                                           3,226,830     415,800
        Common  911684108     $78,610,670   1,821,800    a                                           1,606,330     215,470
        Common  53219L109     $78,338,854   2,610,425    a                                           2,326,825     283,600
        Common  G7127P100     $65,598,180   2,240,375    a                                           1,993,145     247,230
        Common  441060100     $65,392,414   2,137,007    a                                           1,922,007     215,000
   Cl B Common  217016104     $64,297,147     946,660    a                                             851,360      95,300
        Common  G62185106     $61,565,546   1,678,450    a                                           1,452,600     225,850
        Common  170032809     $54,536,355   3,132,473    a                                           2,776,466     356,007
        Common  92553Q209     $53,768,045   3,213,870    a                                           2,779,570     434,300
   Cl A Common  609200100     $52,170,562   1,331,901    a                                           1,175,101     156,800
        Common  171871106     $52,152,857  14,943,512    a                                          13,208,508   1,735,004
        Common  034425108     $44,002,800   3,595,000    a                                           3,188,900     406,100
        Common  37245x203     $42,951,623   1,072,450    a                                             953,900     118,550
        Common  302491303     $39,263,988     808,400    a                                             713,450      94,950
        Common  60935Y109     $38,732,316   2,267,700    a                                           2,044,300     223,400
        Common  270321102     $27,472,253   2,667,209    a                                           2,343,410     323,799
                           $1,432,863,473  80,517,356                                               71,093,423   9,423,933

                 Item 3:          Item 4:     Item 5:              Item 6                  Item 7                   Item 8
   Item 2:        CUSIP              Fair   Shares of            Investment Discretion   Manager's        Voting Authority (shares)
Title of Class    Number     Market Value   Principal            (b) Shared    (c) SharedSee Instr V  (a) Sole   (b)Shared (c) None
                                               Amount (a) Sole   As defined      Other
        Common  74157K101     $19,647,589   8,360,676    a                                           6,965,776  1,394,900
        Common  834092108     $19,341,465   1,015,300    a                                             895,100    120,200
        Common  639480102     $16,072,470   1,001,400    a                                             889,300    112,100
        Common  002824100     $15,337,497     362,075    a                                             321,775     40,300
        Common  887317105     $10,277,952     636,800    a                                             438,400    198,400
        Common  G0692U109      $9,552,400     367,400    a                                             367,400          0
        Common  457750107      $8,173,614   1,624,973    a                                           1,267,273    357,700
        Common  50075n104      $5,173,532     163,100    a                                             163,100          0
   Cl A Common  530718105      $3,107,808     356,400    a                                             354,400      2,000
        Common  369300108      $2,947,280     277,000    a                                             199,800     77,200
        Common  871142105      $2,240,853      75,475    a                                              47,275     28,200
        Common  670837103      $1,818,452      72,075    a                                              48,075     24,000
        Common  440543106      $1,328,250      80,500    a                                              37,500     43,000
     Preferred  67084c200        $998,325      39,150    a                                              11,650     27,500
     Preferred  127207207        $722,320      27,580    a                                               7,000     20,580
     Preferred  74157K606        $675,250       7,300    a                                               2,200      5,100
        Common  20451N101        $490,620      22,100    a                                               9,200     12,900
        Common  205887102        $275,097      10,700    a                                               3,800      6,900
     Preferred  441079407        $262,500       5,000                                                        0      5,000


                             $118,443,274   14,505,004                                              12,029,024   2,475,980
                           $1,551,306,747   95,022,360                                              83,122,447  11,899,913




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